February 4, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention:  Filing Desk

Re:	RiverPark Funds Trust
SEC File Nos. 333-167778/811-22431

Dear Ladies and Gentlemen:

On behalf of RiverPark Funds Trust (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A, filed electronically on January 29, 2013 pursuant to Rule 485(b) under the 1933 Act, do not differ from that which would have been filed pursuant to Rule 497(c) under the 1933 Act.

Please direct any questions or requests for additional information to the undersigned at (215) 569-5734

Very truly yours,
/s/ Geoffrey D. Schwartz
Geoffrey D. Schwartz